Investment Objectives and Goals - iShares iBonds Oct 2036 Term TIPS ETF	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® OCT 2036 TERM TIPS ETFTicker: IBIMStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBonds Oct 2036 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2036.